Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,286,750
Previously Paid Amount	0.00
Total Fee Amount	656.31
Total Offset Amount	0.00
Net Fee	$ 656.31